GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES - Separate Account Investments, Hedging Programs and Variable and Interest-Sensitive Live Insurance Policies (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	$ 57,848	$ 56,559
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	8,283	7,373	$ 5,829
Closing Balance	8,789	8,283	7,373
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	86,890	84,640
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
Total account value of hedged variable annuity contracts	51,961
Net amount at risk of hedged variable annuity contracts	7,954
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	2,986	1,729	1,626
Closing Balance	3,212	2,986	1,729
GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	57,848
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
Total account value of hedged variable annuity contracts	38,559
Net amount at risk of hedged variable annuity contracts	3,285
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	5,297	5,644	4,203
Closing Balance	5,577	5,297	5,644
Equity | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	69,625	66,230
Equity | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	45,931	43,874
Fixed income | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	2,483	2,686
Fixed income | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	1,671	1,819
Balanced | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	14,434	15,350
Balanced | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	10,097	10,696
Other | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	348	374
Other | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	149	170
Direct Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	1,084	964	829
Other changes in reserves	118	120	135
Closing Balance	1,202	1,084	964
Ceded Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	(539)	(555)	(441)
Other changes in reserves	(84)	16	(114)
Closing Balance	(623)	(539)	(555)
Net Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	545	409	388
Other changes in reserves	34	136	21
Closing Balance	$ 579	$ 545	$ 409